Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following information, as required and defined by SEC rules, shows the relationship between executive compensation actually paid and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the company’s performance, see “Compensation discussion and analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table for Non- CEO Named Executive Officers	Average Compensation Actually Paid to Non-CEO Named Executive Officers(1)	Value of Initial Fixed $100 Investment Based on:		Net Income (in billions)(4)	Company Selected Measure (Adjusted EPS)(5)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(3)
2023	$16,023,410	$1,007,462	$3,675,219	$591,636	$103.21	$133.16	$1.240	$5.44
2022	$16,647,413	$10,456,854	$4,166,422	$3,108,256	$137.17	$128.81	$1.254	$5.22
2021	$15,967,631	$31,773,386	$3,755,224	$6,017,348	$155.15	$140.01	$1.210	$4.34

1.
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”. The CEO was Mr. McMullen for all years in the table. The other NEOs were Messrs McMahon and Raha (all years), Mr. Ancher-Jensen (2023 and 2022), Mr. McDonnell (2023 and 2021) and Mr. Thaysen (2022 and 2021). Mr. Thaysen resigned from the company effective September 5, 2023.
2.
For the relevant fiscal year, represents the cumulative total shareholder return of the company for the measurement periods ending on October 31 of each of 2023, 2022 and 2021, respectively.
3.
For the relevant fiscal year, represents the cumulative total shareholder return of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Materials Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation S-K, for the measurement periods ending on October 31 of each of 2023, 2022 and 2021, respectively.
4.
Net Income is a GAAP measure.
5.
Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.

	2023		2022		2021
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table ("SCT")	$16,023,410	$3,675,219	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-
Less, value of Stock Awards reported in SCT**	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEO).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The CEO was Mr. McMullen for all years in the table. The other NEOs were Messrs McMahon and Raha (all years), Mr. Ancher-Jensen (2023 and 2022), Mr. McDonnell (2023 and 2021) and Mr. Thaysen (2022 and 2021). Mr. Thaysen resigned from the company effective September 5, 2023.
Peer Group Issuers, Footnote
3.
For the relevant fiscal year, represents the cumulative total shareholder return of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Materials Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation S-K, for the measurement periods ending on October 31 of each of 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 16,023,410	$ 16,647,413	$ 15,967,631
PEO Actually Paid Compensation Amount	$ 1,007,462	10,456,854	31,773,386
Adjustment To PEO Compensation, Footnote

	2023		2022		2021
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table ("SCT")	$16,023,410	$3,675,219	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-
Less, value of Stock Awards reported in SCT**	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEO).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 3,675,219	4,166,422	3,755,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 591,636	3,108,256	6,017,348
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table ("SCT")	$16,023,410	$3,675,219	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-
Less, value of Stock Awards reported in SCT**	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEO).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Equity Valuation Assumption Difference, Footnote	Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

PROPOSAL 2 — ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

Our stockholders are entitled to cast an advisory vote at the annual meeting to approve the compensation of our named executive officers, as disclosed in this proxy statement. The stockholder vote is an advisory vote only and is not binding on the company or its Board of Directors. The company currently intends to submit the compensation of the company’s named executive officers for an advisory vote annually, consistent with the advisory vote of the stockholders at the company’s 2023 annual meeting.

Although the vote is non-binding, the Compensation Committee and the Board of Directors value your opinions and will consider the outcome of the vote in establishing compensation philosophy and making future compensation decisions.

As described more fully in the “Compensation Discussion and Analysis” and “Executive Compensation” sections of the proxy statement, we believe our named executive officers, as identified on page 24, are compensated in a manner consistent with our business strategy, competitive practice, sound compensation governance principles and stockholder interests and concerns. Our compensation policies and decisions are focused on pay-for-performance.

We are requesting your non-binding vote to approve the compensation of our named executive officers as described in the “Compensation Discussion and Analysis” and “Executive Compensation” sections of the proxy statement.

Vote Required

The advisory vote regarding approval of the compensation of our named executive officers requires the affirmative vote of a majority of shares present at the annual meeting or represented by proxy and entitled to vote on the proposal. Abstentions will have the same effect as votes against this proposal. Broker non-votes will have no effect on this proposal as brokers are not entitled to vote on such proposals in the absence of voting instructions from the beneficial owner.

The Board of Directors recommends a vote FOR the approval of the compensation of our named executive officers for fiscal 2023.

PROPOSAL 3 — RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit and Finance Committee of the Board has appointed PricewaterhouseCoopers LLP (“PwC”) as our independent registered public accounting firm to audit our consolidated financial statements for the 2024 fiscal year. During the 2023 fiscal year, PwC served as our independent registered public accounting firm and also provided certain tax and other non-audit services. Although we are not required to seek stockholder approval of this appointment, the Board believes it to be sound corporate governance to do so. If the appointment is not ratified, the Audit and Finance Committee will investigate the reasons for stockholder rejection and will reconsider the appointment.

Representatives of PwC are expected to attend the annual meeting where they will be available to respond to questions and, if they desire, to make a statement.

Vote Required

The ratification of the appointment of PwC as our independent registered public accounting firm requires the affirmative vote of a majority of shares present at the annual meeting or represented by proxy and entitled to vote on the proposal. Abstentions will have the same effect as votes against this proposal. The approval of the appointment of PwC is a routine proposal on which a broker or other nominee is generally empowered to vote in the absence of voting instructions from the beneficial owner, so broker non-votes are unlikely to result from this proposal.

The Board of Directors recommends a vote FOR the ratification of the Audit and Finance Committee’s appointment of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm.

AUDIT MATTERS

Fees Paid to PricewaterhouseCoopers LLP

The following table sets forth the aggregate fees charged to the company by PwC for audit services rendered in connection with the audited consolidated financial statements and reports for the 2023 and 2022 fiscal years and for other services rendered during the 2023 and 2022 fiscal years to the company and its subsidiaries, as well as all out-of-pocket costs incurred in connection with these services:

	Fiscal 2023	% of	Fiscal 2022	% of
Fee Category:	($)	Total	($)	Total
Audit Fees	$4,760,000	99.1%	$4,483,640	97.0%
Audit-Related Fees	25,000	0.5%	125,000	2.7%
Tax Fees	17,024	0.4%	10,569	0.2%
All Other Fees	900	0.0%	4,150	0.1%
Total Fees	$4,802,924	100%	$4,623,359	100%

Audit Fees: Consist of fees billed for professional services rendered for the integrated audit of our consolidated financial statements and our internal control over financial reporting and review of the interim condensed consolidated financial statements included in quarterly reports. Fiscal 2023 and 2022 audit fees also consist of fees billed for services that are normally provided by PwC in connection with statutory reporting and regulatory filings or engagements and attest services, except those not required by statute or regulation.

Audit-Related Fees: Consist of fees billed for assurance and related services that are reasonably related to the performance of the audit or review of our consolidated financial statements and are not reported under “Audit Fees.” These services include accounting consultations in connection with acquisitions and divestitures, attest services that are not required by statute or regulation, and consultations concerning financial accounting and reporting standards.

Tax Fees: Consist of fees billed for professional services for tax compliance, tax advice and tax planning. These services include assistance regarding federal, state and international tax compliance, tax audits and appeals, customs and duties, mergers and acquisitions and international tax planning.

All Other Fees: Consist of fees for all other services other than those reported above.

Auditor Independence

In making its recommendation to ratify the appointment of PwC as our independent registered public accounting firm for the fiscal year ending October 31, 2024, the Audit and Finance Committee has considered whether services other than audit and audit-related services provided by PwC are compatible with maintaining the independence of PwC.

Policy on Preapproval of Audit and Permissible Non-Audit Services of Independent Registered Public Accounting Firm

The Audit and Finance Committee’s policy is to preapprove all audit and permissible non-audit services provided by the independent registered public accounting firm. These services may include audit services, audit-related services, tax services and other services. Preapproval is generally provided for up to one year and any preapproval is detailed as to the particular service or category of services and is subject to a specific budget. The Audit and Finance Committee has delegated its preapproval authority up to a specified maximum to the Chairperson of the Audit and Finance Committee who may preapprove all audit and permissible non-audit services so long as his preapproval decisions are reported to the Audit and Finance Committee at its next scheduled meeting.

AUDIT AND FINANCE COMMITTEE REPORT

The information contained in this report shall not be deemed to be “soliciting material,” to be “filed” with the SEC, or to be subject to Regulation 14A or Regulation 14C (other than as provided in Item 407 of Regulation S-K) or to the liabilities of Section 18 of the Exchange Act, and shall not be deemed to be incorporated by reference in future filings with the SEC except to the extent that the company specifically incorporates it by reference into a document filed under the Securities Act of 1933 (the “Securities Act”) or the Exchange Act.

AUDIT AND FINANCE COMMITTEE REPORT

During fiscal year 2023, the Audit and Finance Committee of the Board (the “Audit and Finance Committee”) reviewed the quality and integrity of the company’s consolidated financial statements, the effectiveness of its system of internal control over financial reporting, its compliance with legal and regulatory requirements, the qualifications and independence of its independent registered public accounting firm, the performance of its internal audit function and independent registered public accounting firm and other significant financial matters. Each of the Audit and Finance Committee members satisfies the definition of independent director and is financially literate as established in the New York Stock Exchange. In addition, the Board of Directors has identified Dow R. Wilson as the Audit and Finance Committee’s “Financial Expert.” The company operates with a November 1 to October 31 fiscal year. The Audit and Finance Committee met thirteen times, including telephone meetings, during the 2023 fiscal year.

The Audit and Finance Committee’s work is guided by a written charter that the Board has approved. The Audit and Finance Committee regularly reviews its charter to ensure that it is meeting all relevant audit committee policy requirements of the SEC, the Public Company Accounting Oversight Board and the New York Stock Exchange. You can access the latest Audit and Finance Committee charter by clicking on “Committee Charters” in the “Governance” section of the web page at www.investor.agilent.com or by writing to us at Agilent Technologies, Inc., 5301 Stevens Creek Blvd., Santa Clara, California 95051, Attention: Investor Relations.

The Audit and Finance Committee has reviewed and discussed with management and PricewaterhouseCoopers LLP, the company’s independent registered public accounting firm, the company’s audited consolidated financial statements and its internal controls over financial reporting. The Audit and Finance Committee has discussed with PricewaterhouseCoopers LLP, during the 2023 fiscal year, the matters required to be discussed by AS 1301 (Communications with Audit Committees), as adopted by the Public Company Accounting Oversight Board and approved by the SEC.

The Audit and Finance Committee has received and reviewed the written disclosures and the letter from PricewaterhouseCoopers LLP required by the applicable requirements of the Public Company Accounting Oversight Board regarding the independent accountant’s communications with the Audit and Finance Committee concerning independence and has discussed with PricewaterhouseCoopers LLP its independence from the company. Based on the review and discussions noted above, the Audit and Finance Committee recommended to the Board that the company’s audited consolidated financial statements be included in its Annual Report on Form 10-K for the fiscal year ended October 31, 2023, and be filed with the SEC.

Submitted by: Audit and Finance Committee

Dow R. Wilson, Chairperson

Mikael Dolsten, M.D., Ph.D.

Daniel K. Podolsky, M.D.

Sue H. Rataj

PROPOSAL 4 — SIMPLE MAJORITY VOTE

Agilent received a stockholder proposal from John Chevedden of 2215 Nelson Avenue, No. 205, Redondo Beach, CA 90278, who beneficially owns fifty (50) shares of Agilent common stock (the “Proponent”). The Proponent has requested that Agilent include the following proposal and supporting statement in this proxy statement. The proposal may be voted on at the annual meeting only if properly presented by the Proponent or the Proponent’s qualified representative at the annual meeting.

This proposal and supporting statement are quoted verbatim below and Agilent is not responsible for their content, including any inaccurate statements that may be contained in them.

For the reasons set forth following the Proponent’s proposal, the Board of Directors makes no recommendation on Proposal 4 – Simple Majority Vote.

Shareholders request that our board take each step necessary so that each voting requirement in our charter and bylaws (that is explicit or implicit due to default to state law) that calls for a greater than simple majority vote be replaced by a requirement for a majority of the votes cast for and against applicable proposals, or a simple majority in compliance with applicable laws. If necessary this means the closest standard to a majority of the votes cast for and against such proposals consistent with applicable laws. This includes making the necessary changes in plain English.

Shareholders are willing to pay a premium for shares of companies that have excellent corporate governance. Supermajority voting requirements have been found to be one of 6 entrenching mechanisms that are negatively related to company performance according to "What Matters in Corporate Governance" by Lucien Bebchuk, Alma Cohen and Allen Ferrell of the Harvard Law School. Supermajority requirements are used to block initiatives supported by most shareowners but opposed by a status quo management.

This proposal topic won from 74% to 88% support at Weyerhaeuser, Alcoa, Waste Management, Goldman Sachs, FirstEnergy, McGraw-Hill and Macy's. These votes would have been higher than 74% to 88% if more shareholders had access to independent proxy voting advice. This proposal topic also received overwhelming 98%-support each at the 2023 annual meetings of American Airlines (AAL) and The Carlyle Group (CG).

This simple majority vote proposal would facilitate the adoption of long overdue improvements in the governance of Agilent Technologies such as annual election of each director which is another proposal on the ballot for this annual shareholder meeting.

Please vote yes:

Simple Majority Vote - Proposal 4

Board Recommendation

The Board is interested in understanding the viewpoints of the company’s stockholders and makes no recommendation with respect to the proposal on simple majority vote. The Board will carefully evaluate the voting results, together with additional stockholder input received in the course of the company’s stockholder engagement program, in determining the appropriate course of action.

Stockholders should note that this proposal is advisory in nature only and approval of this proposal would not, by itself, implement a majority voting standard as described in the proposal. To implement majority voting, the Board and stockholders would need to take subsequent action to amend our Certificate of Incorporation and our Bylaws.

Vote Required

The affirmative vote of a majority of shares present at the annual meeting or represented by proxy and entitled to vote is required for approval of the proposal. Abstentions will have the same effect as votes against this proposal. Brokers and other nominees will not be entitled to vote on the proposal in the absence of voting instructions from the beneficial owner, so broker non-votes will not be counted for purposes of determining whether the proposal has been approved. Proxies returned without voting instructions shall be voted “ABSTAIN” with respect to the proposal.

The Board of Directors makes no recommendation on Proposal 4 – Simple Majority Vote.

BENEFICIAL OWNERSHIP

Stock Ownership of Certain Beneficial Owners

The following table sets forth information, as of January 23, 2024, concerning each person or group known by us, based on filings pursuant to Section 13(d) or (g) under the Exchange Act, to own beneficially more than 5% of the outstanding shares of our common stock. The percentage ownership of outstanding shares is based on 293,039,707 shares of common stock issued and outstanding as of January 23, 2024.

Name and Address of Beneficial Owner	Amount and Nature	Percent of Class
BlackRock, Inc.	32,309,878(1)	10.9%(1)
55 East 52nd Street
New York, NY 10022
The Vanguard Group	25,250,988(2)	8.53%(2)
100 Vanguard Blvd.
Malvern, PA 19355

(1)
Based solely on information contained in a Schedule 13G/A filed with the SEC on January 26, 2023 by BlackRock, Inc. The Schedule 13G/A indicates that BlackRock, Inc. has sole voting power with respect to 28,961,475 shares, has shared voting power of 0 shares, has sole dispositive power of 32,309,878 shares, and has shared dispositive power of 0 shares with respect to 32,309,878 shares.
(2)
Based solely on information contained in a Schedule 13G/A filed with the SEC on February 9, 2023 by The Vanguard Group. The Schedule 13G/A indicates that The Vanguard Group. has sole voting power with respect to 0 shares, has shared voting power of 438,335 shares, has sole dispositive power of 24,010,203 shares, and has shared dispositive power of 1,240,785 shares with respect to 25,250,988 shares.

Stock Ownership of Directors and Officers

The following table sets forth information, as of January 23, 2024, on the beneficial ownership of our common stock by (1) each director and each of our NEOs and (2) by all directors and executive officers as a group. Unless otherwise indicated, each person has sole investment and voting power, or shares such powers with his or her spouse, with respect to the shares set forth in the following table.

				Total Number		Number of	Total Shares
	Number of			of Shares		Shares Subject	Beneficially
	Shares of		Deferred	Beneficially		to Excercisable	Owned Plus	Percentage
Name of Beneficial Owner	Common Stock		Stock (1)	Owned (2)		Options and RSUs (3)	Underlying Units	(* Less than 1%)
Mala Anand	11,050		-	11,050		-	11,050	*
Henrik Ancher-Jensen	9,288		45,425	54,713		-	54,713	*
Hans E. Bishop	-		22,508	22,508		-	22,508	*
Otis Brawley, M.D.	-		5,617	5,617		-	5,617	*
Mikael Dolsten, M.D., PhD	2,006		2,023	4,029		-	4,029	*
Koh Boon Hwee	45,816		13,189	59,005		-	59,005	*
Heidi K. Kunz	1,658		54,877	56,535	(4)	-	56,535	*
Padraig McDonnell	14,943		-	14,943		-	14,943	*
Robert W. McMahon	92,897		24,331	117,228		-	117,228	*
Michael R. McMullen	252,235		-	252,235		-	252,235	*
Daniel K. Podolsky, M.D.	-		33,344	33,344		-	33,344	*
Sam Raha	60,284	(5)	19,663	79,947		-	79,947	*
Sue H. Rataj	24,933		-	24,933		-	24,933	*
George A. Scangos, PhD	17,893	(6)	16,838	34,731		-	34,731	*
Dow R. Wilson	-		14,432	14,432		-	14,432	*
All directors and executive officers as a group (19) persons (7)	676,047		276,511	952,558		-	952,558	*
(1)
Represents the number of deferred shares or share equivalents held by Fidelity Management Trust Company under the Deferred Compensation Plan as to which voting or investment power exists.
(2)
Individual directors and executive officers as well as all directors and executive officers as a group beneficially own less than 1% of the shares of Common Stock outstanding, as of January 23, 2024.
(3)
Represents the number of shares subject to options exercisable or restricted stock units subject to vesting, both within 60 days following January 23, 2024.
(4)
All shares are held by Ms. Kunz in a living trust (Heidi K. Fields Living Trust).
(5)
Mr. Raha resigned from the company effective December 8, 2023.
(6)
Mr. Scangos holds 14,450 shares in the George A. Scangos and Leslie S. Wilson Family Trust.
(7)
Includes 167,308 direct and indirect shares, and 0 options exercisable or restricted stock units vesting both within 60 days following January 23, 2024, for a total of 167,308 shares held by executive officers not separately listed in this table.

Delinquent Section 16(a) Reports

Section 16(a) of the Exchange Act requires our directors, executive officers and holders of more than 10% of our common stock to file reports with the SEC regarding their ownership and changes in ownership of our common stock. We believe that during the 2023 fiscal year, nine of our executive officers failed to file certain Form 4s on a timely basis due to administrative issues. Henrik Ancher-Jensen, Philip Binns, Rodney Gonsalves, Dominique Grau, Padraig McDonnell, Robert W. McMahon, Michael R. McMullen, Sam Raha and Michael Tang each reported two transactions on a late Form 4 filing. In addition, Michael R. McMullen reported one transaction on a late Form 4 filing. Except for the foregoing, we believe that during the 2023 fiscal year, our executive officers and directors complied with all Section 16(a) filing requirements. In making these statements, we have relied upon examination of copies of Forms 3, 4 and 5 filed with the SEC and the written representations of our directors and officers.

Q: Who can participate at the annual meeting?

A: Stockholders of record as of January 23, 2024 (the “record date”) can participate in and vote at the annual meeting.

Q: How can I pre-register for the annual meeting?

A: Stockholders of record as of the record date who wish to attend the annual meeting in person are highly recommended to pre-register for the meeting by 5 p.m., Pacific Time, March 1st, 2024, by submitting (1) your name and (2) the 15-digit control number included on your Notice of Internet Availability of Proxy Materials, your proxy card or on the instructions that accompanied your proxy materials via email to 2024_Agilent_AGM@agilent.com.

Q: How will the annual meeting be conducted?

A: The annual meeting will be conducted in person at 5301 Stevens Creek Blvd., Santa Clara, California 95051 on 8:00 a.m., Pacific Time, on March 14, 2024, at which time the meeting will begin promptly. To minimize any disruptions, there will be no admittance to the annual meeting once the meeting has commenced.

Q: How can I attend the annual meeting if I am unable to attend in person?

A: If you are unable to attend the annual meeting in person, you may listen through the Internet or by telephone. To listen to the live webcast, log on at www.investor.agilent.com and select the link for the webcast. To listen by telephone, please call (877) 312-5529 (international callers should dial (253) 237-1147)). The meeting identification number is 9698797. The webcast will begin at 8:00 a.m., Pacific Time and will remain on the company’s website for one year. You cannot record your vote or ask questions on this website or at this phone number. Information as to how to obtain the list of stockholders entitled to vote at the annual meeting will be available during the ten days preceding the annual meeting.

Q: Why did I receive a one-page notice in the mail regarding the Internet availability of proxy materials instead of a full set of proxy materials?

A: In accordance with rules and regulations adopted by the Securities and Exchange Commission (the “SEC”), instead of mailing a printed copy of our proxy materials to each stockholder of record, we are furnishing proxy materials, including this proxy statement and our Annual Report on Form 10-K for the fiscal year ended October 31, 2023 (the “Annual Report”), by providing access to such documents on the Internet. Stockholders will not receive printed copies of the proxy materials unless they request them. Instead, commencing on or about February 2, 2024, a Notice of Internet Availability of Proxy Materials (the “Notice”) was sent to most of our stockholders which will instruct you how to access and review the proxy materials on the Internet. The Notice also instructs you to submit your proxy via the Internet. If you would like to receive a paper or email copy of our proxy materials, please follow the instructions for requesting such materials in the Notice.

Q: Why am I receiving these materials?

A: We are providing these proxy materials to you on the Internet or, upon your request, have delivered printed versions of these materials to you by mail, in connection with our 2024 annual meeting of stockholders, which will take place on March 14, 2024. Stockholders are invited to participate in the annual meeting and are requested to vote on the proposals described in this proxy statement.

Q: Who is soliciting my proxy?

A: We are soliciting proxies to be used at the annual meeting of stockholders on March 14, 2024, for the purposes set forth in the foregoing Notice.

Q: What is included in these proxy materials?

A: These proxy materials include:

•
Our proxy statement for our annual meeting; and
•
Our Annual Report, which includes our audited consolidated financial statements.

If you requested printed versions of these materials by mail, these materials also include the proxy card or the voting instruction card for the annual meeting. If you received a Notice of Internet Availability of the Proxy Materials, see below for information regarding how you can vote your shares.

Q: What information is contained in these materials?

A: The information included in this proxy statement relates to the proposals to be voted on at the annual meeting, the voting process, the compensation of directors and our most highly paid officers and certain other required information.

Q: What shares owned by me can be voted?

A: All unrestricted shares owned by you as of the close of business on January 23, 2024 may be voted. You may cast one vote per share of common stock that you held on the record date. These include shares that are: (1) held directly in your name as the stockholder of record, including shares received or purchased through the Agilent Technologies, Inc. 1999 Stock Plan, 2009 Stock Plan and 2018 Stock Plan and the Agilent Technologies, Inc. Employee Stock Purchase Plan and 2020 Employee Stock Purchase Plan (collectively, the “Deferred Compensation Plans”), and (2) held for you as the beneficial owner through a stockbroker, bank or other nominee or otherwise held for your account by the Deferred Compensation Plans. You can direct Fidelity, the trustee of the Deferred Compensation Plans, to vote your proportionate interest in the shares of common stock held under the Deferred Compensation Plans by returning a proxy card or voting instruction form or by providing voting instructions via the Internet or by telephone. Fidelity will vote your Deferred Compensation Plan shares as of the record date in the manner directed by you. Because Fidelity is designated to vote on your behalf, you will not be able to vote your shares held in the Deferred Compensation Plans at the meeting. If we do not receive voting instructions from you by 1:00 a.m., Eastern time, on March 14, 2024, Fidelity will not vote your Deferred Compensation Plan shares on any of the proposals brought at the annual meeting.

On the record date, January 23, 2024, we had 293,039,707 shares of common stock issued and outstanding.

Q: What is the difference between holding shares as a stockholder of record and as a beneficial owner?

A: Most of our stockholders hold their shares through a stockbroker, bank or other nominee rather than directly in their own name. As summarized below, there are some differences between shares held of record and those owned beneficially.

Stockholder of Record: If your shares are registered directly in your name with our transfer agent Computershare, you are considered, with respect to those shares, the stockholder of record, and the Notice, or if requested, the proxy materials are being sent directly to you. As the stockholder of record, you have the right to grant your voting proxy directly to the persons named as proxy holders, Michael R. McMullen, President and Chief Executive Officer and P. Diana Chiu, Vice President, Interim General Counsel and Secretary, or to vote at the annual meeting. If you requested printed copies of the proxy materials, we have provided a proxy card for you to use.

Beneficial Owner: If your shares are held in a stock brokerage account or by a bank or other nominee, you are considered the beneficial owner of shares held in “street name,” and these proxy materials are being forwarded to you by your broker or nominee who is considered, with respect to those shares, the stockholder of record. As the beneficial owner, you are invited to participate in the annual meeting. You also have the right to direct your broker on how to vote these shares. Your broker or nominee should have enclosed a voting instruction form for you to direct your broker or nominee how to vote your shares. You may also vote by Internet or by telephone, as described below under “How can I vote my shares without participating in the annual meeting?” However, shares held in “street name” may be voted at the annual meeting by you only if you obtain a signed legal proxy from the record holder (stock brokerage, bank, or other nominee) giving you the right to vote the shares.

Q: What identification is required for admission to the annual meeting?

A: In order to be admitted to the annual meeting, you must present proof of ownership of our stock on the record date. This can be a brokerage statement or letter from a bank or broker indicating ownership on January 23, 2024, the Notice of Internet Availability of Proxy Materials, a proxy card, or legal proxy or voting instruction card provided by your broker, bank or nominee. Any holder of a proxy from a stockholder must present the proxy card, properly executed, and a copy of the proof of ownership. Stockholders and proxyholders may also be asked to present a form of photo identification such as a driver’s license or passport. Backpacks, cameras, recording equipment and other electronic recording devices will not be permitted at the annual meeting. We reserve the right to inspect any persons or proposals prior to their admission to the annual meeting. Failure to follow the meeting rules or permit inspection will be grounds for exclusion from the annual meeting.

Q: How can I ask questions at the annual meeting?

A: We are committed to ensuring the annual meeting provides stockholders with a meaningful opportunity to participate, including the ability to ask questions. Stockholders of record attending the annual meeting in person will have an opportunity to ask questions during the annual meeting. Please note that stockholders are limited to one question each. All questions or remarks must be relevant to the business of the company or to the business of the annual meeting and briefly stated. Questions relevant to meeting matters will be answered during the meeting, subject to time constraints.

Q: How can I vote my shares in person at the annual meeting?

A: Shares held directly in your name as the stockholder of record may be voted in person at the annual meeting. If you choose to vote your shares in person at the annual meeting, please bring proof of ownership of our stock on the record date, such as the Notice of Internet Availability of Proxy Materials, legal proxy, voting instruction card provided by your broker, bank or nominee, or a proxy card as well as proof of identification. Even if you plan to attend the annual meeting, we recommend that you vote your shares in advance as described below so that your vote will be counted if you later decide not to attend the annual meeting.

Q: How can I vote my shares without attending the annual meeting?

A: Whether you hold your shares directly as the stockholder of record or beneficially in “street name”, you may direct your vote without attending the annual meeting by proxy. You can vote by proxy over the Internet or by telephone. Please follow the instructions provided in the Notice, or, if you request printed copies of proxy materials, on the proxy card or voting instruction card.

Q: Can I revoke my proxy or change my vote?

A: You may revoke your proxy or change your voting instructions prior to the vote at the annual meeting. You may enter a new vote by using the Internet or the telephone or by mailing a new proxy card or new voting instruction card bearing a later date (which will automatically revoke your earlier voting instructions) or by attending the annual meeting and voting in person. Your attendance at the annual meeting in person will not cause your previously granted proxy to be revoked unless you specifically so request.

Q: How are votes counted?

A: In the election of directors, your vote may be cast “FOR” or “AGAINST” one or more of the nominees, or you may “ABSTAIN” from voting with respect to one or more of the nominees. Shares voting “ABSTAIN” have no effect on the election of directors.

For proposals 2, 3 and 4, your vote may be cast “FOR” or “AGAINST” or you may “ABSTAIN.” If you “ABSTAIN,” it has the same effect as a vote “AGAINST.” If you sign your proxy card or broker voting instruction form with no further instructions, your shares will be voted as described below in “Abstentions and Broker Non-Votes”.

Abstentions and Broker Non-Votes

Any shares represented by proxies that are marked to “ABSTAIN” from voting on a proposal will be counted as present in determining whether we have a quorum. They will also be counted in determining the total number of shares entitled to vote on a proposal. Abstentions and, if applicable, broker non-votes will not be counted as votes “cast and thus will have no effect on determining whether a director nominee has received a majority of the votes cast.

If your shares are held in street name and you do not instruct your broker on how to vote your shares, your broker, in its discretion, may either leave your shares unvoted or vote your shares on routine matters. Only Proposal 3 (ratifying the appointment of our independent registered public accounting firm) is considered a routine matter. If your broker returns a proxy card but does not vote your shares, this results in a “broker non-vote.” Broker non-votes will be counted as present for the purpose of determining a quorum.

Proposals 1 (election of directors), 2 (approval of the compensation of our named executive officers) and 4 (shareholder proposal for simple majority vote) are not considered routine matters, and without your instruction, your broker cannot vote your shares. Because brokers do not have discretionary authority to vote on these proposals, broker non-votes will not be counted for the purpose of determining the number of votes cast on these proposals.

Q: What does it mean if I receive more than one Notice, proxy card or voting instruction form?

A: It means your shares are registered differently or are in more than one account. For each Notice you receive, please vote online for each control number you have been assigned. If you receive paper copies of proxy materials, please provide voting instructions for all proxy cards and voting instruction forms you receive.

Q: Where can I find the voting results of the annual meeting?

A: We will announce preliminary voting results at the annual meeting and publish preliminary, or final results if available, in a Current Report on Form 8-K within four business days of the annual meeting.

Q: What happens if additional proposals are presented at the annual meeting?

A: Other than the four proposals described in this proxy statement, we do not expect any matters to be presented for a vote at the annual meeting. If you grant a proxy, the persons named as proxy holders, Michael R. McMullen, President and Chief Executive Officer, and P. Diana Chiu, Vice President, Interim General Counsel and Secretary, will have the discretion to vote your shares on any additional matters properly presented for a vote at the annual meeting.

If for any unforeseen reason, any one or more of our nominees is not available as a candidate for director, the persons named as proxy holders will vote your proxy for such other candidate or candidates as may be nominated by the Board.

Q: What is the quorum requirement for the annual meeting?

A: The quorum requirement for holding the annual meeting and transacting business is a majority of the outstanding shares entitled to be voted. The shares may be present in person or represented by proxy at the annual meeting. Both abstentions and broker non-votes are counted as present for the purpose of determining the presence of a quorum. Broker non-votes, however, are not counted as shares present and entitled to be voted with respect to the matter on which the broker has expressly not voted. Thus, broker non-votes will not affect the outcome of any of the matters being voted on at the annual meeting.

Q: Who will count the vote?

A: A representative of Computershare will tabulate the votes and act as the inspector of election.

Q: Is my vote confidential?

A: Proxy instructions, ballots and voting tabulations that identify individual stockholders are handled in a manner that protects your voting privacy. Your vote will not be disclosed either within the company or to third parties except (1) as necessary to meet applicable legal requirements, (2) to allow for the tabulation of votes and certification of the vote and (3) to facilitate a successful proxy solicitation by the Board. Occasionally, stockholders provide written comments on their proxy card, which are then forwarded to our management.

Q: Who will bear the cost of soliciting votes for the annual meeting?

A: Agilent is making this solicitation and will pay the entire cost of preparing, assembling, printing, mailing and distributing these proxy materials. We have retained the services of Georgeson LLC (“Georgeson”) to aid in the solicitation of proxies from banks, brokers, nominees and intermediaries. We estimate that we will pay Georgeson a fee of $16,500 for its services.

In addition to the mailing of these proxy materials, the solicitation of proxies or votes may be made in person, by telephone or by electronic communication by our directors, officers and employees, who will not receive any additional compensation for such solicitation activities. In addition, we may reimburse brokerage firms and other persons representing beneficial owners of shares for their expenses in forwarding solicitation material to such beneficial owners.

Q: Whom should I contact if I have questions?

A: Shareholders with questions or who need assistance in voting their shares may call our proxy solicitor Georgeson, toll-free at 1-888-815-3929.

Q: May I propose actions for consideration at next year’s annual meeting of stockholders or nominate individuals to serve as directors?

A: You may submit proposals for consideration at future annual stockholder meetings, including director nominations.

Rule 14a-8 Stockholder Proposals: In order for a stockholder proposal to be considered for inclusion in our proxy statement for next year’s annual meeting pursuant to Rule 14a-8, the written proposal must be received by us no later than October 5, 2024. Such proposals will need to comply with the SEC’s regulations regarding the inclusion of stockholder proposals in our proxy materials. In order for a stockholder proposal to be raised from the floor during next year’s annual meeting, written notice must be received by us no later than October 5, 2024, and should contain such information as required under our Bylaws.

Nomination of Director Candidates: Our Bylaws permit stockholders to nominate directors at a stockholder meeting. In order to make a director nomination at an annual stockholder meeting, it is necessary that you notify us not more than 150 days and not less than 120 days before the first anniversary of the date that the proxy statement for the preceding year’s annual meeting was first sent to stockholders.

Our 2024 proxy statement was first sent to stockholders on February 2, 2024. Thus, in order for any such nomination notice to be timely for next year’s annual meeting, it must be received by us no earlier than September 5, 2024 and no later than October 5, 2024. In addition, the notice must meet all other requirements contained in our Bylaws and include any other information required pursuant to Regulation 14A of the Exchange Act. In addition to satisfying the deadline in our Bylaws, a stockholder or group of stockholders who intend to solicit proxies in support of nominees other than our nominees must provide the notice required under Rule 14a-19 under the Exchange Act no later than January 13, 2025.

Our Bylaws provide a proxy access right for stockholders, pursuant to which a stockholder, or a group of up to 20 stockholders, owning at least three percent of our outstanding common stock continuously for at least three years, may nominate and include in our proxy materials director nominees constituting up to the greater of two individuals or twenty percent of the Board, subject to certain limitations and provided that the stockholders and the nominees satisfy the requirements specified in our Bylaws. Under our Bylaws, to be considered timely, compliant notice of proxy access director nominations for next year’s proxy statement must be received by us no earlier than September 5, 2024 and no later than October 5, 2024.

Copy of Bylaw Provisions: You may contact our Corporate Secretary at our corporate headquarters for a copy of the relevant Bylaw provisions regarding the requirements for making stockholder proposals and nominating director candidates. Additionally, a copy of our Bylaws can be accessed on the Agilent Investor Relations website under “Governance”.

Q: How do I obtain a separate set of proxy materials if I share an address with other stockholders?

A: To reduce expenses, in some cases, we are delivering one set of the proxy materials (if hard copies are requested by the stockholders) or, where applicable, one Notice to certain stockholders who share an address, unless otherwise requested by one or more of the stockholders. For stockholders receiving hard copies of the proxy materials, a separate proxy card is included with the proxy materials for each stockholder. For stockholders only receiving a Notice, the Notice will instruct you as to how you may access and review all of the proxy materials on the Internet. The Notice also instructs you as to how you may submit your proxy on the Internet. If you have only received one set of the proxy materials or one Notice at a shared address, you may request separate copies at no additional cost to you by contacting us at the below contact details and we will deliver separate copies promptly upon written or oral request

Agilent Technologies, Inc.

Attn: Stockholder Records

5301 Stevens Creek Blvd.

Santa Clara, California 95051

(800) 227-9770

If you received a Notice and you would like to receive a paper or email copy of our proxy materials, you should follow the instructions for requesting such materials in the Notice.

You may also request separate paper proxy materials or a separate Notice for future annual meetings by following the instructions for requesting such materials in the Notice, or by contacting us by calling or writing.

Q: If I share an address with other stockholders of the company, how can we get only one set of voting materials for future meetings?

A: You may request that we send you and the other stockholders who share an address with you only one Notice or one set of proxy materials (i.e., proxy statement and Annual Report on Form 10-K) by contacting us at:

Agilent Technologies, Inc.

Attn: Stockholder Records

5301 Stevens Creek Blvd.

Santa Clara, California 95051

(800) 227-9770

shareholder-records@agilent.com

Annual Report on Form 10-K

You may receive a copy of our Annual Report on Form 10-K for the fiscal year ended October 31, 2023, without charge, by sending a written request to:

Agilent Technologies, Inc.

Attn: Investor Relations

5301 Stevens Creek Boulevard

Santa Clara, California 95051

By Order of the Board,

P. Diana Chiu
Vice President, Interim General Counsel
and Secretary

Dated: February 2, 2024

APPENDIX A TO PROXY STATEMENT

OF

AGILENT TECHNOLOGIES, INC.

The reconciliation of non-GAAP net income and diluted EPS for the years ended October 31, 2023, 2022 and 2021 follows:

ADJUSTED NON-GAAP NET INCOME AND DILUTED EPS RECONCILIATIONS

(In millions, except per share amounts)

(Unaudited)

	Years Ended
	October 31,
	2023	Diluted EPS	2022	Diluted EPS	2021	Diluted EPS
GAAP net income	$1,240	$4.19	$1,254	$4.18	$1,210	$3.94
Non-GAAP adjustments:
Asset impairments	277	0.94	—	—	2	0.01
Restructuring and other related costs	46	0.16	—	—	—	—
Intangible amortization	139	0.47	191	0.64	194	0.63
Transformational initiatives	25	0.08	30	0.10	37	0.12
Acquisition and integration costs	16	0.05	25	0.08	41	0.13
Business exit and divestiture costs (gain)	(43)	(0.15)	7	0.02	5	0.02
Net loss (gain) on equity securities	42	0.14	63	0.21	(92)	(0.30)
Pension settlement loss	4	0.01	4	0.01	1	—
Special compliance costs	9	0.03	—	—	—	—
Change in fair value of contingent consideration	1	—	(25)	(0.08)	(21)	(0.07)
Loss on extinguishment of debt	—	—	9	0.03	17	0.06
Other	11	0.04	12	0.04	9	0.02
Adjustment for taxes (a)	(158)	(0.52)	(5)	(0.01)	(71)	(0.22)
Non-GAAP net income	$1,609	$5.44	$1,565	$5.22	$1,332	$4.34
Acquisitions	6	0.02	—	—	8	0.03
Currency and hedging	(32)	(0.11)	20	0.07	(2)	(0.01)
Impact of tax rate adjustment	—	—	(33)	(0.11)	—	—
Impact of share count adjustment	—	—	—	(0.04)	—	—
Adjusted non-GAAP net income	$1,583	$5.35	$1,552	$5.14	$1,338	$4.36
Diluted shares - as reported		296		300		307
Add back share repurchases in excess of plan		—		2		—
Diluted shares - as adjusted		296		302		307

(a)
The adjustment for taxes excludes tax benefits that management believes are not directly related to on-going operations and which are either isolated or cannot be expected to occur again with any regularity or predictability such as the realized gain/loss due to sale of a business, windfall benefits on stock compensation, and the impact of R&D capitalization under section 174 of the Tax Cuts and Jobs Act of 2017. For the year ended October 31, 2023, management used a non-GAAP effective tax rate of 13.75%. For t`he year ended October 31, 2022, management used a non-GAAP effective tax rate of 14.00%. For the year ended October 31, 2021, management used a non-GAAP effective tax rate of 14.25%.

We provide non-GAAP net income and non-GAAP net income per share amounts in order to provide meaningful supplemental information regarding our operational performance and our prospects for the future. These supplemental measures exclude, among other things, charges related to asset impairments, restructuring and other related costs, amortization of intangibles, transformational initiatives, acquisition and integration costs, business exit and divestiture costs (gain), net loss (gain) on equity securities, pension settlement loss, special compliance costs, change in fair value of contingent consideration and loss on extinguishment of debt.

Asset impairments include assets that have been written down to their fair value.

Restructuring and other related costs include incremental expenses incurred in the period associated with restructuring programs, usually aimed at changes in business and/or cost structure. Such costs may include one-time termination benefits, facility-related costs and contract termination fees.

Transformational initiatives include expenses associated with targeted cost reduction activities such as manufacturing transfers including costs to move manufacturing, small site consolidations, legal entity and other business reorganizations, insourcing or outsourcing of activities. Such costs may include move and relocation costs, one-time termination benefits and other one-time reorganization costs. Included in this category are also expenses associated with company programs to transform our product lifecycle management (PLM) system, human resources and financial systems.

Acquisition and Integration costs include all incremental expenses incurred to effect a business combination. Such acquisition costs may include advisory, legal, accounting, valuation, and other professional or consulting fees. Such integration costs may include expenses directly related to integration of business and facility operations, the transfer of assets and intellectual property, information technology systems and infrastructure and other employee-related costs.

Business exit and divestiture costs (gain) include costs and gain associated with business divestitures.

Net loss (gain) on equity securities relates to the realized and unrealized mark-to-market adjustments for our marketable and non-marketable equity securities.

Pension settlement loss relates to the relief of the US Retirement Plan pension obligation due to increased lump sum payouts over a specified accounting threshold.

Special compliance costs include costs associated with transforming our processes to implement new regulations such as environmental compliance costs related to a prior acquisition, NASD site costs and certain tax reporting requirements.

Change in fair value of contingent consideration represents changes in the fair value estimate of acquisition-related contingent consideration.

Loss on extinguishment of debt for the year ended October 31, 2022 relates to the net loss recorded on the redemption of the $600 million outstanding 3.875% 2023 senior notes due on July 15, 2023, called on April 4, 2022 and settled on May 4, 2022. For the year ended October 31, 2021, it relates to the net loss recorded on the redemption of the $100 million of the $400 million outstanding 3.2% 2022 senior notes due on October 1, 2022, called on December 22, 2020 and settled on January 21, 2021 and the net loss recorded on the redemption of the remaining $300 million called on March 5, 2021 and settled on April 5, 2021.

Other includes acceleration of share-based compensation expense and certain legal costs and settlements in addition to other miscellaneous adjustments.

Impact of tax rate adjustment relates to the impact of applying tax rate of 15.75% for LTPP (long-term performance plan) EPS calculation versus FY22 non-GAAP tax rate of 14.00%.

Our management uses non-GAAP measures to evaluate the performance of our core businesses, to estimate future core performance and to compensate employees. Since management finds this measure to be useful, we believe that our investors benefit from seeing our results “through the eyes” of management in addition to seeing our GAAP results. This information facilitates our management’s internal comparisons to our historical operating results as well as to the operating results of our competitors.

Our management recognizes that items such as amortization of intangibles can have a material impact on our cash flows and/or our net income. Our GAAP financial statements including our statement of cash flows portray those effects. Although we believe it is useful for investors to see core performance free of special items, investors should understand that the excluded items are actual expenses that may impact the cash available to us for other uses. To gain a complete picture of all effects on the company’s profit and loss from any and all events, management does (and investors should) rely upon the GAAP income statement. The non-GAAP numbers focus instead upon the core business of the company, which is only a subset, albeit, a critical one, of the company’s performance.

Readers are reminded that non-GAAP numbers are merely a supplement to, and not a replacement for, GAAP financial measures. They should be read in conjunction with the GAAP financial measures. It should be noted as well that our non-GAAP information may be different from the non-GAAP information provided by other companies.

The reconciliation of adjusted non-GAAP income from operations and operating margins for the years ended October 31, 2023 and 2022 follows:

RECONCILIATION OF ADJUSTED NON-GAAP INCOME FROM OPERATIONS AND OPERATING MARGINS

(In millions, except margin data)

(Unaudited)

		Operating		Operating
	FY23	Margin %	FY22	Margin %
Revenue:	$6,833		$6,848
Adjustments:
Currency	(174)		180
Acquisitions	—		(2)
Adjusted revenue	$6,659		$7,026

Income from operations:
GAAP Income from operations	$1,350	19.8%	$1,618	23.6%
Add:
Asset impairments	277		—
Restructuring and other related costs	46		—
Intangible amortization	139		191
Transformational initiatives	25		30
Acquisition and integration costs	16		25
Special compliance costs	9		—
Change in fair value of contingent consideration	1		(25)
Business exit and divestiture costs	—		7
Other	12		11
Non-GAAP income from operations	$1,875	27.4%	$1,857	27.1%
Adjust:
Currency and hedging	(37)		23
Acquisitions	6		—
Adjusted non-GAAP income from operations	$1,844	27.7%	$1,880	26.8%

We provide non-GAAP income from operations and non-GAAP operating margins amounts in order to provide meaningful supplemental information regarding our operational performance and our prospects for the future. These supplemental measures exclude, among other things, charges related to asset impairments, restructuring and other related costs, amortization of intangibles, transformational initiatives, acquisition and integration costs, special compliance costs, change in fair value of contingent consideration and business exit and divestiture costs.

Our management recognizes that items such as amortization of intangibles can have a material impact on our cash flows and/or our net income. Our GAAP financial statements including our statement of cash flows portray those effects. Although we believe it is useful for investors to see core performance free of special items, investors should understand that the excluded items are actual expenses that may impact the cash available to us for other uses. To gain a complete picture of all effects on the company’s profit and loss from any and all events, management does (and investors should) rely upon the GAAP income statement. The non-GAAP numbers focus instead upon the core business of the company, which is only a subset, albeit a critical one, of the company’s performance.

Readers are reminded that non-GAAP numbers are merely a supplement to, and not a replacement for, GAAP financial measures. They should be read in conjunction with the GAAP financial measures. It should be noted as well that our non-GAAP information may be different from the non-GAAP information provided by other companies.

Your vote matters – here’s how to vote! You may vote online or by phone instead of mailing this card. Votes submitted electronically must be received by 1:00am, Eastern Time, on March 14, 2024. Online Go to www.envisionreports.com/agilent or scan the QR code — login details are located in the shaded bar below. Phone Call toll free 1-800-652-VOTE (8683) within the USA, US territories and Canada Save paper, time and money! Sign up for electronic delivery at www.envisionreports.com/agilent Using a black ink pen, mark your votes with an X as shown in this example. Please do not write outside the designated areas. Annual Meeting Proxy Card IF VOTING BY MAIL, SIGN, DETACH AND RETURN THE BOTTOM PORTION IN THE ENCLOSED ENVELOPE. A Proposals — The Board of Directors recommends a vote FOR all the listed nominees, a vote FOR Proposals 2 and 3 and has no recommendation A for Proposal 4. 1. Election of Directors: To elect four directors to a three-year term. At the annual meeting, the Board of Directors intends to present the following nominees for election as directors: For Against Abstain For Against Abstain For Against Abstain 01 - Mala Anand 02 - Koh Boon Hwee 03 - Michael R. McMullen 04 - Daniel K. Podolsky, M.D For Against Abstain For Against Abstain 2. To approve, on a non-binding advisory basis, the compensation of our named executive officers. 3. To ratify the Audit and Finance Committee’s appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm. 5. To consider such other business as may properly come before the annual meeting. B Authorized Signatures — This section must be completed for your vote to count. Please date and sign below. Please sign exactly as name(s) appears hereon. Joint owners should each sign. When signing as attorney, executor, administrator, corporate officer, trustee, guardian, or custodian, please give full title. Date (mm/dd/yyyy) — Please print date below. Signature 1 — Please keep signature within the box. Signature 2 — Please keep signature within the box.

The 2024 Annual Meeting of Stockholders of Agilent Technologies, Inc. will be held at 5301 Stevens Creek Blvd., Santa Clara CA 95051 on Thursday, March 14, 2024 at 8 a.m., Pacific Time PLEASE NOTE To attend the annual meeting, you will need to have pre-registered by 5:00 p.m., Pacific Time, on March 1, 2024. Specific instructions on pre-registration can be found in the General Information section of the proxy statement. Small steps make an impact. Help the environment by consenting to receive electronic delivery, sign up at www.envisionreports.com/agilent IF VOTING BY MAIL, SIGN, DETACH AND RETURN THE BOTTOM PORTION IN THE ENCLOSED ENVELOPE. Proxy — AGILENT TECHNOLOGIES, INC. Annual Meeting of Stockholders—March 14, 2024 This Proxy is solicited on behalf of the Board of Directors. The undersigned hereby appoints Michael R. McMullen and P. Diana Chiu, and each of them, as proxies for the undersigned, with full power of substitution, to act and to vote all the shares of Common Stock of Agilent Technologies, Inc. held of record by the undersigned on January 23, 2024, at the Annual Meeting of Stockholders to be held on Thursday, March 14, 2024, or any postponement, adjournment or continuations thereof. IMPORTANT—This Proxy must be signed and dated on the reverse side. THE PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER, IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR EACH OF THE BOARD’S NOMINEES AND PROPOSALS 2 AND 3 AND VOTED ABSTAIN FOR PROPOSAL 4. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Annual Meeting. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED If you vote by telephone or the Internet, please DO NOT mail back this proxy card. (Continued and to be voted on reverse side.) C Non-Voting Items Change of Address — Please print new address below. Comments — Please print your comments below.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	The most important financial measures used by the company to link Compensation Actually Paid (as defined by SEC rules) to the company’s NEOs for the most recently completed fiscal year to the company’s performance are:
•
Adjusted Operating Margin %
•
Adjusted Earnings Per Share (EPS)
•
Total Shareholder Return (TSR)
•
Adjusted Revenue

Total Shareholder Return Amount	$ 103.21	137.17	155.15
Peer Group Total Shareholder Return Amount	133.16	128.81	140.01
Net Income (Loss)	$ 1,240,000,000	$ 1,254,000,000	$ 1,210,000,000
Company Selected Measure Amount	5.44	5.22	4.34
PEO Name	Mr. McMullen	Mr. McMullen	Mr. McMullen
Additional 402(v) Disclosure	Non-GAAP operating margin and non-GAAP diluted EPS are further defined and reconciled to the most directly comparable GAAP financial measures in Appendix A to this proxy statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description	5. Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenue
PEO | Less, Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Less Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,109,080)	(12,989,141)	(11,460,405)
PEO | Plus Year-End value of Awards Granted in Fiscal Year Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,063,399	10,746,518	19,678,309
PEO | Plus, Change in Fair Value of any Prior Year awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,316,787)	(9,200,149)	(3,109,645)
PEO | Plus, FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,346,520	5,252,213	10,697,496
PEO | Less Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Less, Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Less Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,690,432)	(2,803,729)	(2,155,292)
Non-PEO NEO | Plus Year-End value of Awards Granted in Fiscal Year Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537,587	2,385,779	3,700,804
Non-PEO NEO | Plus, Change in Fair Value of any Prior Year awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,102,352)	(1,656,746)	(265,241)
Non-PEO NEO | Plus, FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,613	1,016,529	981,853
Non-PEO NEO | Less Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0